Investment Properties - Summary of Investment Properties Provided as Collateral (Detail) - Land and buildings [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deposits 1 [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	₩ 854,874	₩ 548,567
Secured amount	₩ 62,896	₩ 66,551
Related account	Deposits	Deposits
Related amount	₩ 56,831	₩ 59,492
Borrowings [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	1,915	5,292
Secured amount	₩ 3,044	₩ 3,987
Related account	Borrowings	Borrowings
Related amount	₩ 1,903	₩ 3,322